United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/20

Date of Reporting Period: Six months ended 12/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2019

Federated Bank Loan Core Fund

A Portfolio of Federated Core Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At December 31, 2019, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Health Care	14.2%
Technology	13.9%
Media Entertainment	6.3%
Insurance—P&C	5.9%
Cable Satellite	4.5%
Chemicals	3.6%
Gaming	3.5%
Packaging	3.5%
Other[2]	30.1%
Other Security Types[3]	6.4%
Cash Equivalents[4]	10.4%
Other Assets and Liabilities—Net[5]	(2.3)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of exchange-traded funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—2.0%
		Building Materials—0.3%
$1,250,000		American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	$1,271,062
2,000,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	2,079,980
		TOTAL	3,351,042
		Health Care—1.0%
425,000		Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	433,755
4,000,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	4,127,496
2,000,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	2,055,050
2,500,000		RegionalCare Hospital Partners Holdings, Inc., Sr. Unsecd. Note, 144A, 11.500%, 5/1/2024	2,693,750
1,750,000		Tenet Healthcare Corp., 144A, 4.625%, 9/1/2024	1,826,737
		TOTAL	11,136,788
		Health Insurance—0.1%
1,525,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2025	1,587,243
		Industrial - Other—0.2%
2,000,000		Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	2,020,050
		Insurance - P&C—0.1%
1,000,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	1,004,990
		Leisure—0.1%
1,250,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	1,296,063
		Media Entertainment—0.1%
1,375,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	1,411,919
		Packaging—0.1%
625,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	659,765
		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,801,259)	22,467,860
	[1]	FLOATING RATE LOANS—83.5%
		Aerospace/Defense—0.9%
4,642,152		TransDigm, Inc., Term Loan—1st Lien, 4.299% (1-month USLIBOR +2.500%), 5/30/2025	4,662,206
5,740,612		TransDigm, Inc., Term Loan—1st Lien, 4.299% (1-month USLIBOR +2.500%), 6/9/2023	5,768,713
		TOTAL	10,430,919
		Automotive—1.8%
316,694		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 4.190% (3-month USLIBOR +2.250%), 4/6/2024	317,485
1,139,123		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 4.050% (1-month USLIBOR +2.250%), 4/6/2024	1,141,971
1,550,555		Dana, Inc., Term Loan—1st Lien, 4.050% (1-month USLIBOR +2.250%), 2/28/2026	1,558,556
3,900,884		Dexko Global, Inc., Term Loan—1st Lien, 5.299% (1-month USLIBOR +3.500%), 7/24/2024	3,904,551
3,912,819		Dragon Merger Sub LLC, Term Loan—2nd Lien, 10.194% (3-month USLIBOR +8.250%), 7/24/2025	3,903,037
2,000,000		Goodyear Tire & Rubber Co., Term Loan—2nd Lien, 3.970% (3-month USLIBOR +2.000%), 3/7/2025	2,005,000
4,488,750		Panther BF Aggregator 2 LP, Term Loan—1st Lien, 5.304% (1-month USLIBOR +3.500%), 4/30/2026	4,512,608
3,830,707		TI Group Auto Systems LLC, Term Loan—1st Lien, 4.299% (1-month USLIBOR +2.500%), 6/30/2022	3,850,665
		TOTAL	21,193,873
		Building Materials—2.0%
1,496,250		Abc Supply Co., Inc., Term Loan—1st Lien, 3.799% (1-month USLIBOR +2.000%), 1/15/2027	1,506,073
3,104,886		CD&R Waterworks Merger Subsidiary LLC, Term Loan—1st Lien, 4.664% (3-month USLIBOR +2.750%), 8/1/2024	3,113,936
4,827,215		CD&R Waterworks Merger Subsidiary LLC, Term Loan—1st Lien, 4.441% (1-month USLIBOR +2.750%), 8/1/2024	4,841,286
3,787,223		HD Supply, Inc., Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 10/17/2023	3,817,975
1,960,000		Jeld-Wen, Inc., Term Loan—1st Lien, 3.944% (3-month USLIBOR +2.000%), 12/14/2024	1,966,331
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Building Materials—continued
$7,396,140		NCI Building Systems, Inc., Term Loan—1st Lien, 5.485% (1-month USLIBOR +3.750%), 4/12/2025	$7,403,019
		TOTAL	22,648,620
		Cable Satellite—4.5%
3,909,849		Altice Financing SA, Term Loan—1st Lien, 4.489% (1-month USLIBOR +2.750%), 7/15/2025	3,908,871
5,955,000		Altice US Finance I Corp., Term Loan—1st Lien, 3.989% (1-month USLIBOR +2.250%), 1/15/2026	5,971,376
4,887,813		Charter Communications Operating LLC, Term Loan—1st Lien, 3.550% (1-month USLIBOR +1.750%), 2/1/2027	4,924,496
1,919,531		CSC Holdings LLC, Term Loan—1st Lien, 3.989% (1-month USLIBOR +2.250%), 7/17/2025	1,925,664
1,981,250		CSC Holdings LLC, Term Loan—1st Lien, 4.239% (1-month USLIBOR +2.500%), 4/15/2027	1,993,217
2,420,407		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 5.682% (6-month USLIBOR +3.750%), 11/27/2023	2,428,830
1,000,000		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 6.432% (6-month USLIBOR +4.500%), 1/2/2024	1,011,070
3,922,456		SFR Group SA, Term Loan—1st Lien, 5.427% (1-month USLIBOR +3.687%), 1/31/2026	3,934,714
14,065,000		Telenet Financing USD LLC, Term Loan—1st Lien, 3.989% (1-month USLIBOR +2.250%), 8/15/2026	14,158,743
4,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 4.239% (1-month USLIBOR +2.500%), 1/31/2028	4,534,043
7,000,000		Ziggo Secured Finance Partnership, Term Loan—1st Lien, 4.239% (1-month USLIBOR +2.500%), 4/15/2025	7,032,410
		TOTAL	51,823,434
		Chemicals—3.6%
5,265,938		Alpha 3 BV, Term Loan—1st Lien, 4.944% (3-month USLIBOR +3.000%), 1/31/2024	5,287,897
3,871,106		Axalta Coating Systems US Holdings, Inc., Term Loan—1st Lien, 3.694% (3-month USLIBOR +1.750%), 6/1/2024	3,885,080
3,960,075		Element Solutions, Inc., Term Loan—1st Lien, 3.799% (1-month USLIBOR +2.000%), 1/31/2026	3,986,687
4,053,039		H.B Fuller Co., Term Loan—1st Lien, 3.764% (1-month USLIBOR +2.000%), 10/20/2024	4,071,825
1,990,000		Hexion, Inc., Term Loan—1st Lien, 5.600% (3-month USLIBOR +3.500%), 7/1/2026	2,002,437
5,955,000		Messer Industries USA, Inc., Term Loan—1st Lien, 4.444% (3-month USLIBOR +2.500%), 3/1/2026	5,995,107
88,432		Polar US Borrower LLC, Term Loan—1st Lien, 6.791% (3-month USLIBOR +4.750%), 10/16/2025	88,211
4,374,049		Polar US Borrower LLC, Term Loan—1st Lien, 6.793% (3-month USLIBOR +4.750%), 10/16/2025	4,363,114
3,712,370		PQ Corp., Term Loan—1st Lien, 4.427% (3-month USLIBOR +2.500%), 2/8/2025	3,738,876
5,833,194		Starfruit US Holdco LLC, Term Loan—1st Lien, 4.960% (1-month USLIBOR +3.250%), 10/1/2025	5,845,356
1,091,447		WR Grace & Co-Conn, Term Loan—1st Lien, 3.694% (3-month USLIBOR +1.750%), 4/3/2025	1,097,996
1,871,052		WR Grace & Co-Conn, Term Loan—1st Lien, 3.694% (3-month USLIBOR +1.750%), 4/3/2025	1,882,279
		TOTAL	42,244,865
		Consumer Cyclical Services—1.9%
5,459,459		Allied Universal Holdco LLC, Term Loan—1st Lien, 6.049% (1-month USLIBOR +4.250%), 7/12/2026	5,499,259
540,541		Allied Universal Holdco LLC, Term Loan—1st Lien, 6.054% (1-month USLIBOR +4.250%), 7/12/2026	544,481
6,000,000		Bellring Brands, Inc., Term Loan—1st Lien, 6.799% (1-month USLIBOR +5.000%), 10/21/2024	6,078,780
4,387,500		Constellis Holdings LLC, Term Loan—1st Lien, 6.927% (3-month USLIBOR +5.000%), 4/21/2024	1,864,688
3,000,000		Constellis Holdings LLC, Term Loan—2nd Lien, 10.927% (3-month USLIBOR +9.000%), 4/21/2025	315,000
8,000,000		Garda World Security Corp., Term Loan—1st Lien, 6.660% (3-month USLIBOR +4.750%), 10/30/2026	8,065,040
		TOTAL	22,367,248
		Consumer Products—2.5%
104,169		BCPE Empire Holdings, Inc., Term Loan—1st Lien, 5.799% (1-month USLIBOR +4.000%), 6/12/2026	104,593
718,355		BCPE Empire Holdings, Inc., Term Loan—1st Lien, 4.000% (3-month USLIBOR +2.000%), 6/12/2026	721,274
4,166,772		BCPE Empire Holdings, Inc., Term Loan—1st Lien, 5.799% (1-month USLIBOR +4.000%), 6/12/2026	4,183,710
1,250,000		Curie Merger Sub LLC, Term Loan—1st Lien, 6.194% (3-month USLIBOR +4.250%), 11/4/2026	1,255,469
8,404,498		Diamond BC BV, Term Loan—1st Lien, 4.927% (3-month USLIBOR +3.000%), 9/6/2024	8,255,318
5,000,000		Edgewell Personal Care Co., Term Loan—1st Lien, 4.908% (3-month USLIBOR +3.000%), 9/20/2026	5,037,500
2,336,939		Energizer Holdings, Inc., Term Loan—1st Lien, 4.000% (1-month USLIBOR +2.250%), 12/17/2025	2,352,503
1,749,703		Prestige Brands, Inc., Term Loan—1st Lien, 3.799% (1-month USLIBOR +2.000%), 1/26/2024	1,763,701
4,850,000		Welbilt, Inc., Term Loan—1st Lien, 4.299% (1-month USLIBOR +2.500%), 10/23/2025	4,874,250
		TOTAL	28,548,318
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Diversified Manufacturing—2.3%
$4,000,000		Aldevron, LLC., Term Loan—1st Lien, 6.194% (3-month USLIBOR +4.250%), 10/11/2026	$4,050,000
4,751,446		Dynacast International LLC, Term Loan—1st Lien, 5.194% (3-month USLIBOR +3.250%), 1/28/2022	4,632,660
2,000,000		Dynacast International LLC, Term Loan—2nd Lien, 10.444% (3-month USLIBOR +8.500%), 1/30/2023	1,910,830
3,957,519		Entegris, Inc., Term Loan—1st Lien, 3.799% (1-month USLIBOR +2.000%), 11/6/2025	3,982,253
2,015,785		Gardner Denver, Inc., Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.750%), 7/30/2024	2,031,045
3,403,037		Gates Global LLC, Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.750%), 3/31/2024	3,411,153
6,879,962		Titan Acquisition Ltd., Term Loan—1st Lien, 4.799% (1-month USLIBOR +3.000%), 3/28/2025	6,782,886
		TOTAL	26,800,827
		Finance Companies—0.3%
2,992,500		Crown Finance US, Inc., Term Loan—1st Lien, 4.299% (1-month USLIBOR +2.500%), 9/30/2026	2,998,126
		Financial Institutions—1.8%
13,382,443		Sedgwick, Inc., Term Loan—1st Lien, 5.049% (1-month USLIBOR +3.250%), 12/31/2025	13,407,535
3,980,000		Sedgwick, Inc., Term Loan—1st Lien, 5.799% (1-month USLIBOR +4.000%), 9/4/2026	4,021,472
3,875,524		WEX, Inc., Term Loan—1st Lien, 4.049% (1-month USLIBOR +2.250%), 5/17/2026	3,905,811
		TOTAL	21,334,818
		Food & Beverage—0.7%
1,428,069		Aramark Services, Inc., Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 3/28/2024	1,436,103
1,398,994		Aramark Services, Inc., Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 3/11/2025	1,406,863
2,000,000		Aramark Services, Inc., Term Loan—1st Lien, 2.926% (1-month USLIBOR +1.750%), 12/10/2026	2,013,130
3,753,850		U.S. Foodservice, Inc., Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 6/27/2023	3,772,037
		TOTAL	8,628,133
		Gaming—3.5%
1,191,617		Affinity Gaming LLC, Term Loan—1st Lien, 5.049% (1-month USLIBOR +3.250%), 7/1/2023	1,145,442
3,000,000		Affinity Gaming LLC, Term Loan—2nd Lien, 10.049% (1-month USLIBOR +8.250%), 1/31/2025	2,881,875
1,257,468		Boyd Gaming Corp., Term Loan—1st Lien, 3.852% (1-week USLIBOR +2.250%), 9/15/2023	1,267,861
4,880,000		Caesars Entertainment Corp., Term Loan—1st Lien, 3.799% (1-month USLIBOR +2.000%), 10/6/2024	4,920,089
6,370,000		Caesars Resort Collection, Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.750%), 12/22/2024	6,390,575
466,920		Eldorado Resorts, Inc., Term Loan—1st Lien, 4.000% (3-month USLIBOR +2.250%), 4/17/2024	467,284
1,430,238		Eldorado Resorts, Inc., Term Loan—1st Lien, 4.063% (1-month USLIBOR +2.250%), 4/17/2024	1,431,354
1,927,582		Golden Entertainment, Inc., Term Loan—1st Lien, 4.800% (1-month USLIBOR +3.000%), 10/20/2024	1,936,622
10,626,509		Mohegan Tribal Gaming Authority, Term Loan—1st Lien, 5.799% (1-month USLIBOR +4.000%), 10/13/2023	10,278,278
2,970,000		Penn National Gaming, Inc., Term Loan—1st Lien, 4.049% (1-month USLIBOR +2.250%), 10/15/2025	2,986,335
3,436,504		Star Group Holdings BV, Term Loan—1st Lien, 5.444% (3-month USLIBOR +3.500%), 7/10/2025	3,471,676
2,818,440		Station Casinos LLC, Term Loan—1st Lien, 4.300% (1-month USLIBOR +2.500%), 6/8/2023	2,835,943
		TOTAL	40,013,334
		Health Care—13.2%
4,721,811		Acadia Healthcare Co., Inc., Term Loan—1st Lien, 4.299% (1-month USLIBOR +2.500%), 2/16/2023	4,739,943
4,292,454		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 5.035% (1-month USLIBOR +3.250%), 4/28/2022	4,218,001
2,450,000		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 6.094% (1-month USLIBOR +4.250%), 3/14/2025	2,382,625
2,773,900		Avantor, Inc., Term Loan—1st Lien, 4.799% (1-month USLIBOR +3.000%), 11/21/2024	2,802,790
2,932,500		Carestream Dental LLC, Term Loan—1st Lien, 5.049% (1-month USLIBOR +3.250%), 9/1/2024	2,866,519
1,275,958		Carestream Health, Inc., Term Loan—1st Lien, 7.299% (1-month USLIBOR +5.500%), 2/28/2021	1,260,277
6,792,517		Carestream Health, Inc., Term Loan—2nd Lien, 11.299% (1-month USLIBOR +9.500%), 6/7/2021	6,435,910
3,333,178		CHG Healthcare Services, Inc., Term Loan—1st Lien, 4.799% (1-month USLIBOR +3.000%), 6/7/2023	3,360,260
8,861,998		Endo Luxembourg Finance, Term Loan—1st Lien, 6.062% (1-month USLIBOR +4.250%), 4/27/2024	8,508,892
9,904,975		Enterprise Merger Sub, Inc., Term Loan—1st Lien, 5.549% (1-month USLIBOR +3.750%), 10/10/2025	8,497,627
4,557,800		Grifols Worldwide Operations USA, Inc., Term Loan—1st Lien, 3.739% (1-month USLIBOR +2.000%), 11/15/2027	4,602,193
491,269		HCA, Inc., Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 3/13/2025	494,678
201,985		HCA, Inc., Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 3/18/2026	203,429
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$1,562,364		IMS Health, Inc., Term Loan—1st Lien, 3.694% (3-month USLIBOR +1.750%), 3/7/2024	$1,572,785
977,500		IMS Health, Inc., Term Loan—1st Lien, 3.694% (3-month USLIBOR +1.750%), 1/18/2025	983,609
2,462,500		IMS Health, Inc., Term Loan—1st Lien, 3.694% (3-month USLIBOR +1.750%), 6/11/2025	2,478,666
3,912,450		MH Sub I LLC, Term Loan—1st Lien, 5.549% (1-month USLIBOR +3.750%), 9/15/2024	3,927,395
4,000,000		MH Sub I LLC, Term Loan—2nd Lien, 9.299% (1-month USLIBOR +7.500%), 9/15/2025	4,012,520
13,846,129		MPH Acquisition Holdings LLC, Term Loan—1st Lien, 4.694% (3-month USLIBOR +2.750%), 6/7/2023	13,685,375
6,604,242		National Mentor Holdings, Inc., Term Loan—1st Lien, 5.800% (1-month USLIBOR +4.000%), 3/8/2026	6,668,633
350,877		National Mentor Holdings, Inc., Term Loan—1st Lien, 5.800% (1-month USLIBOR +4.000%), 3/8/2026	354,298
10,803,040		Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 5.306% (3-month USLIBOR +3.250%), 6/30/2025	10,701,761
4,912,500		Osteon Merger Subsidiary, Inc., Term Loan—1st Lien, 5.549% (1-month USLIBOR +3.750%), 2/14/2025	4,934,017
4,245,013		PCI Pharma Services, Term Loan—1st Lien, 5.950% (3-month USLIBOR +4.000%), 6/30/2023	4,236,183
3,000,000		PCI Pharma Services, Term Loan—2nd Lien, 10.700% (3-month USLIBOR +8.750%), 7/1/2024	3,000,000
3,860,000		Precyse Acquisition Corp., Term Loan—1st Lien, 6.299% (1-month USLIBOR +4.500%), 10/20/2022	3,235,163
4,846,495		Radnet Management, Inc., Term Loan—1st Lien, 5.510% (3-month USLIBOR +3.500%), 7/1/2023	4,879,815
6,920,063		RegionalCare Hospital Partners Holdings, Inc., Term Loan—1st Lien, 6.299% (1-month USLIBOR +4.500%), 11/16/2025	6,984,938
17,475		RegionalCare Hospital Partners Holdings, Inc., Term Loan—1st Lien, 8.250% (PRIME +3.500%), 11/16/2025	17,639
8,900,350		Sotera Health Holdings, LLC., Term Loan—1st Lien, 6.288% (3-month USLIBOR +4.500%), 12/13/2026	8,947,656
3,640,909		Surgery Center Holdings, Inc., Term Loan—1st Lien, 5.050% (1-month USLIBOR +3.250%), 8/31/2024	3,632,572
10,739,470		Team Health Holdings, Inc., Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.750%), 2/6/2024	8,745,956
2,443,750		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 5.049% (1-month USLIBOR +3.250%), 8/31/2024	2,437,653
250,000		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 8.799% (1-month USLIBOR +7.000%), 8/30/2025	250,000
1,736,875		Vizient, Inc., Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.750%), 5/6/2026	1,747,322
5,463,737		VVC Holding Corp., Term Loan—1st Lien, 6.401% (3-month USLIBOR +4.500%), 2/11/2026	5,500,153
		TOTAL	153,307,253
		Independent Energy—1.0%
3,000,000		California Resources Corp., Term Loan—1st Lien, 12.179% (1-month USLIBOR +10.375%), 12/31/2021	2,266,260
3,000,000		California Resources Corp., Term Loan—1st Lien, 6.554% (1-month USLIBOR +4.750%), 12/31/2022	2,704,995
2,000,000		Chesapeake Energy Corp., Term Loan—1st Lien, 9.927% (3-month USLIBOR +8.000%), 6/9/2024	2,068,330
1,891,882		Fieldwood Energy LLC, Term Loan—1st Lien, 7.177% (3-month USLIBOR +5.250%), 4/11/2022	1,591,015
3,350,000		Fieldwood Energy LLC, Term Loan—2nd Lien, 9.177% (3-month USLIBOR +7.250%), 4/11/2023	1,928,344
2,478,475		Ultra Resources, Inc., Term Loan—1st Lien, 5.799% (1-month USLIBOR +4.000%), 4/12/2024	1,490,741
		TOTAL	12,049,685
		Industrial - Other—2.7%
8,890,933		Altra Industrial Motion Corp., Term Loan—1st Lien, 3.799% (1-month USLIBOR +2.000%), 10/1/2025	8,931,653
1,970,000		EPV Merger Subsidiary, Inc., Term Loan—1st Lien, 5.049% (1-month USLIBOR +3.250%), 3/9/2025	1,958,308
1,561,650		EPV Merger Subsidiary, Inc., Term Loan—2nd Lien, 9.049% (1-month USLIBOR +7.250%), 3/9/2026	1,520,009
1,500,000		Excelitas Technologies, Term Loan—2nd Lien, 9.588% (3-month USLIBOR +7.500%), 12/1/2025	1,455,000
6,555,689		Filtration Group Corp., Term Loan—1st Lien, 4.799% (1-month USLIBOR +3.000%), 3/29/2025	6,591,221
2,940,000		Greenrock Finance, Inc., Term Loan—1st Lien, 5.444% (3-month USLIBOR +3.500%), 6/28/2024	2,930,357
970,000		IAA Spinco, Inc., Term Loan—1st Lien, 4.062% (1-month USLIBOR +2.250%), 6/28/2026	979,094
498,750		KAR Auction Services, Inc., Term Loan—1st Lien, 4.062% (1-month USLIBOR +2.250%), 9/19/2026	502,959
5,947,481		Resideo Funding, Inc., Term Loan—1st Lien, 4.200% (3-month USLIBOR +2.250%), 10/25/2025	5,925,178
		TOTAL	30,793,779
		Insurance - P&C—5.8%
7,435,935		AmWINS Group, Inc., Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.750%), 1/25/2024	7,509,365
1,485,065		AmWINS Group, Inc., Term Loan—1st Lien, 4.463% (1-month USLIBOR +2.750%), 1/25/2024	1,499,730
7,779,241		AssuredPartners, Inc., Term Loan—1st Lien, 5.299% (1-month USLIBOR +3.500%), 10/22/2024	7,815,220
2,838,461		Asurion LLC, Term Loan—1st Lien, 4.799% (1-month USLIBOR +3.000%), 11/3/2023	2,858,742
6,914,950		Asurion LLC, Term Loan—1st Lien, 4.799% (1-month USLIBOR +3.000%), 11/3/2024	6,963,112
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Insurance - P&C—continued
$5,000,000		Asurion LLC, Term Loan—2nd Lien, 8.299% (1-month USLIBOR +6.500%), 8/4/2025	$5,073,125
7,870,100		Hub International Ltd., Term Loan—1st Lien, 4.689% (3-month USLIBOR +2.750%), 4/25/2025	7,877,695
4,000,000		Hub International Ltd., Term Loan—1st Lien, 5.902% (3-month USLIBOR +4.000%), 4/25/2025	4,045,520
11,253,438		NFP Corp., Term Loan—1st Lien, 4.799% (1-month USLIBOR +3.000%), 1/8/2024	11,226,317
9,534,309		USI, Inc./NY, Term Loan—1st Lien, 4.944% (3-month USLIBOR +3.000%), 5/16/2024	9,547,419
2,500,000		USI, Inc./NY, Term Loan—1st Lien, 5.799% (1-month USLIBOR +4.000%), 12/2/2026	2,519,800
		TOTAL	66,936,045
		Leisure—0.5%
4,962,500		AMC Entertainment Holdings, Inc., Term Loan—1st Lien, 4.800% (1-month USLIBOR +3.000%), 4/22/2026	5,008,577
972,500		Cedar Fair LP, Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 4/13/2024	978,729
		TOTAL	5,987,306
		Lodging—1.7%
2,992,500		Aimbridge Acquisition, Co., Term Loan—1st Lien, 5.542% (1-month USLIBOR +3.750%), 2/1/2026	3,022,425
4,889,592		Four Seasons Hotels Ltd., Term Loan—1st Lien, 3.799% (1-month USLIBOR +2.000%), 11/30/2023	4,934,845
1,707,858		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.542% (1-month USLIBOR +1.750%), 6/21/2026	1,721,487
3,911,298		Intrawest Resorts Holdings, Inc., Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.750%), 7/31/2024	3,950,411
3,090,000		RHP Hotel Properties LP, Term Loan—1st Lien, 3.800% (1-month USLIBOR +2.000%), 5/11/2024	3,113,175
2,473,700		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 5/30/2025	2,489,161
		TOTAL	19,231,504
		Media Entertainment—6.2%
1,912,976		AVSC Holding Corp., Term Loan—1st Lien, 4.941% (1-month USLIBOR +3.250%), 3/1/2025	1,910,585
1,921,973		AVSC Holding Corp., Term Loan—1st Lien, 5.234% (3-month USLIBOR +3.250%), 3/1/2025	1,919,571
97,513		AVSC Holding Corp., Term Loan—1st Lien, 5.211% (3-month USLIBOR +3.250%), 3/1/2025	97,391
1,500,000		AVSC Holding Corp., Term Loan—1st Lien, 6.486% (3-month USLIBOR +4.500%), 10/15/2026	1,501,875
3,000,000		AVSC Holding Corp., Term Loan—2nd Lien, 9.159% (3-month USLIBOR +7.250%), 9/1/2025	2,850,000
1,846,635		CBS Radio, Inc., Term Loan—1st Lien, 4.304% (1-month USLIBOR +2.500%), 11/17/2024	1,863,947
1,995,000		Clear Channel Outdoor Holdings, Inc., Term Loan—1st Lien, 5.299% (1-month USLIBOR +3.500%), 8/21/2026	2,009,424
7,341,246		Comet Bidco Ltd., Term Loan—1st Lien, 6.908% (3-month USLIBOR +5.000%), 9/30/2024	7,212,774
2,992,500		Cumulus Media News Holdings, Inc., Term Loan—1st Lien, 5.549% (1-month USLIBOR +3.750%), 3/31/2026	3,027,976
2,493,750		Diamond Sports Group LLC / Diamond Sports Finance Co., Term Loan—1st Lien, 5.030% (1-month USLIBOR +3.250%), 8/24/2026	2,495,832
977,500		E.W. Scripps Co., Term Loan—1st Lien, 3.799% (1-month USLIBOR +2.000%), 10/2/2024	977,500
4,683,808		Emerald Expo Holdings, Inc., Term Loan—1st Lien, 4.554% (1-month USLIBOR +2.750%), 5/22/2024	4,473,037
2,910,000		Entravision Communications Corp., Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.750%), 11/30/2024	2,834,820
2,548,929		Gray Television, Inc., Term Loan—1st Lien, 4.197% (1-month USLIBOR +2.500%), 1/2/2026	2,568,645
736,875		Lamar Media Corp., Term Loan—1st Lien, 3.562% (1-month USLIBOR +1.750%), 3/16/2025	742,402
1,093,750		Match Group, Inc., Term Loan—1st Lien, 4.435% (3-month USLIBOR +2.500%), 11/16/2022	1,095,801
136,528		Mission Broadcasting, Inc., Term Loan—1st Lien, 3.941% (1-month USLIBOR +2.250%), 1/17/2024	137,257
5,452,481		NEP/NCP Holdco, Inc., Term Loan—1st Lien, 5.049% (1-month USLIBOR +3.250%), 10/20/2025	5,370,694
4,500,000		NEP/NCP Holdco, Inc., Term Loan—2nd Lien, 8.799% (1-month USLIBOR +7.000%), 10/19/2026	4,083,750
687,089		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 4.054% (1-month USLIBOR +2.250%), 1/17/2024	690,758
3,000,000		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 4.451% (1-month USLIBOR +2.750%), 9/19/2026	3,020,970
970,125		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.710% (1-month USLIBOR +2.000%), 10/4/2023	974,752
1,526,866		Outfront Media Capital, LLC., Term Loan—1st Lien, 3.485% (1-month USLIBOR +1.750%), 11/18/2026	1,536,821
1,995,000		Sinclair Television Group, Term Loan—1st Lien, 4.240% (1-month USLIBOR +2.500%), 9/30/2026	2,004,666
7,500,000		Terrier Media Buyer, Inc., Term Loan—1st Lien, 5.426% (1-month USLIBOR +4.250%), 12/17/2026	7,584,412
3,664,329		Urban One, Inc., Term Loan—1st Lien, 5.800% (1-month USLIBOR +4.000%), 4/18/2023	3,551,724
5,000,000		WMG Acquisition Corp., Term Loan—1st Lien, 3.924% (1-month USLIBOR +2.125%), 11/1/2023	5,034,800
		TOTAL	71,572,184
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Midstream—0.4%
$1,376,063		Gulf Finance LLC, Term Loan—1st Lien, 7.200% (3-month USLIBOR +5.250%), 8/25/2023	$1,083,774
2,295,498		Gulf Finance LLC, Term Loan—1st Lien, 6.950% (1-month USLIBOR +5.250%), 8/25/2023	1,807,911
2,202,667		Summit Midstream Holdings LLC, Term Loan—1st Lien, 7.799% (1-month USLIBOR +6.000%), 5/13/2022	2,092,534
		TOTAL	4,984,219
		Oil Field Services—0.1%
1,506,024		Apergy Corp., Term Loan—1st Lien, 4.312% (1-month USLIBOR +2.500%), 5/9/2025	1,511,672
90,362		Apergy Corp., Term Loan—1st Lien, 6.250% (PRIME +1.500%), 5/9/2025	90,700
		TOTAL	1,602,372
		Packaging—3.4%
47,048		Anchor Glass Container Corp., Term Loan—1st Lien, 4.695% (3-month USLIBOR +2.750%), 12/7/2023	33,858
923,077		Anchor Glass Container Corp., Term Loan—1st Lien, 4.460% (1-month USLIBOR +2.750%), 12/7/2023	664,283
500,000		Anchor Glass Container Corp., Term Loan—2nd Lien, 9.460% (1-month USLIBOR +7.750%), 12/7/2024	265,418
972,306		Berry Plastics Corp., Term Loan—1st Lien, 3.715% (1-month USLIBOR +2.000%), 1/19/2024	977,323
2,985,000		Berry Plastics Group, Inc., Term Loan—1st Lien, 4.215% (1-month USLIBOR +2.500%), 7/1/2026	2,997,238
14,669,355		Bway Corp., Term Loan—1st Lien, 5.234% (3-month USLIBOR +3.250%), 4/3/2024	14,646,471
4,427,044		Charter Nex US, Inc., Term Loan—1st Lien, 4.799% (1-month USLIBOR +3.000%), 5/16/2024	4,418,743
995,000		Charter Nex US, Inc., Term Loan—1st Lien, 5.299% (1-month USLIBOR +3.500%), 5/16/2024	1,003,084
1,300,083		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.099% (3-month USLIBOR +3.000%), 12/29/2023	1,292,770
23,810		Flex Acquisition Co., Inc., Term Loan—1st Lien, 4.691% (1-month USLIBOR +3.000%), 12/29/2023	23,676
3,914,073		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.159% (3-month USLIBOR +3.250%), 6/29/2025	3,894,503
1,891,425		Fortress Merger Sub., Inc., Term Loan—1st Lien, 6.056% (3-month USLIBOR +4.000%), 10/19/2023	1,839,411
48,575		Fortress Merger Sub., Inc., Term Loan—1st Lien, 5.697% (1-month USLIBOR +4.000%), 10/19/2023	47,239
2,000,000		Fortress Merger Sub., Inc., Term Loan—2nd Lien, 10.556% (3-month USLIBOR +8.500%), 10/21/2024	1,846,660
5,355,651		Trident TPI Holdings, Inc., Term Loan—1st Lien, 4.799% (1-month USLIBOR +3.000%), 10/17/2024	5,216,886
		TOTAL	39,167,563
		Paper—0.2%
2,000,000		Clearwater Paper Corp., Term Loan—1st Lien, 5.000% (1-month USLIBOR +3.250%), 7/26/2026	2,010,000
		Pharmaceuticals—2.6%
9,443,436		Jaguar Holding Co. II, Term Loan—1st Lien, 4.299% (1-month USLIBOR +2.500%), 8/18/2022	9,506,754
5,004,302		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 4.694% (3-month USLIBOR +2.750%), 9/24/2024	4,109,083
4,312,024		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 4.909% (3-month USLIBOR +3.000%), 2/24/2025	3,523,290
7,062,984		Parexel International Corp., Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.750%), 9/27/2024	6,948,210
1,491,683		Syneos Health, Inc., Term Loan—1st Lien, 3.799% (1-month USLIBOR +2.000%), 8/1/2024	1,502,870
4,986,344		Valeant Pharmaceuticals International, Term Loan—1st Lien, 4.489% (1-month USLIBOR +2.750%), 11/27/2025	5,019,080
		TOTAL	30,609,287
		Restaurants—0.5%
4,880,599		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 11/19/2026	4,892,166
1,451,717		KFC Holding Co., Term Loan—1st Lien, 3.494% (3-month USLIBOR +1.750%), 4/3/2025	1,458,526
		TOTAL	6,350,692
		Retailers—1.0%
486,785		Michaels Stores, Inc., Term Loan—1st Lien, 4.292% (1-month USLIBOR +2.500%), 1/28/2023	472,060
1,350,221		Michaels Stores, Inc., Term Loan—1st Lien, 4.305% (1-month USLIBOR +2.500%), 1/28/2023	1,309,376
1,136,016		Party City Holdings, Inc., Term Loan—1st Lien, 4.300% (1-month USLIBOR +2.500%), 8/19/2022	1,059,625
2,887,500		PETCO Animal Supplies, Inc., Term Loan—1st Lien, 5.177% (3-month USLIBOR +3.250%), 1/26/2023	2,467,008
6,465,426		Talbots, Inc., Term Loan—1st Lien, 8.799% (1-month USLIBOR +7.000%), 11/28/2022	6,336,117
		TOTAL	11,644,186
		Services—1.8%
6,143,087		Altran Technologies SA, Term Loan—1st Lien, 4.264% (1-month USLIBOR +2.500%), 3/21/2025	6,157,493
5,486,250		Emerald TopCo, Inc., Term Loan—1st Lien, 5.299% (1-month USLIBOR +3.500%), 7/26/2026	5,524,846
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Services—continued
$5,867,556		USIC Holdings, Inc., Term Loan—1st Lien, 5.049% (1-month USLIBOR +3.250%), 12/9/2023	$5,856,583
3,000,000		Western Institutional Review Board, Inc., Term Loan—1st Lien, 5.176% (1-month USLIBOR +4.000%), 12/13/2026	3,007,500
		TOTAL	20,546,422
		Supermarkets—0.2%
2,638,165		Albertsons LLC, Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.750%), 8/17/2026	2,665,246
		Technology—13.9%
3,998,890		Aerial Merger Subsidiary, Inc., Term Loan—2nd Lien, 9.799% (1-month USLIBOR +8.000%), 8/8/2025	3,434,047
248,643		Almonde, Inc., Term Loan—1st Lien, 5.696% (2-month USLIBOR +3.500%), 6/13/2024	247,434
1,610,777		Almonde, Inc., Term Loan—1st Lien, 5.696% (6-month USLIBOR +3.500%), 6/13/2024	1,602,949
1,500,000		Almonde, Inc., Term Loan—2nd Lien, 9.446% (6-month USLIBOR +7.250%), 6/13/2025	1,471,612
4,903,768		Applied Systems, Inc., Term Loan—1st Lien, 5.194% (3-month USLIBOR +3.250%), 9/19/2024	4,927,894
1,980,000		Banff Merger Subsidiary, Inc., Term Loan—1st Lien, 6.049% (1-month USLIBOR +4.250%), 10/2/2025	1,962,229
4,962,500		BCPE Rover Merger Sub, Inc., Term Loan—1st Lien, 6.049% (1-month USLIBOR +4.250%), 11/28/2025	4,841,564
4,000,000		BCPE Rover Merger Sub, Inc., Term Loan—2nd Lien, 10.049% (1-month USLIBOR +8.250%), 11/28/2026	3,340,000
1,500,000		Cambium Learning Group, Inc., Term Loan—1st Lien, 5.676% (1-month USLIBOR +4.500%), 12/18/2025	1,455,000
4,889,848		CCC Information Services, Inc., Term Loan—1st Lien, 4.550% (1-month USLIBOR +2.750%), 4/27/2024	4,911,999
3,000,000		CCC Information Services, Inc., Term Loan—2nd Lien, 8.549% (1-month USLIBOR +6.750%), 4/27/2025	3,019,500
1,867,293		CDW LLC, Term Loan—1st Lien, 3.550% (1-month USLIBOR +1.750%), 10/11/2026	1,880,140
2,992,500		CommScope, Inc., Term Loan—1st Lien, 5.049% (1-month USLIBOR +3.250%), 4/4/2026	3,014,944
1,984,975		Compuware Corp., Term Loan—1st Lien, 5.799% (1-month USLIBOR +4.000%), 8/23/2025	2,000,686
3,515,932		Diebold, Inc., Term Loan—1st Lien, 4.500% (1-month USLIBOR +2.750%), 11/6/2023	3,445,614
2,320,526		Dynatrace LLC, Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.750%), 8/23/2025	2,340,100
7,922,481		Financial & Risk US Holdings, Inc., Term Loan—1st Lien, 5.049% (1-month USLIBOR +3.250%), 10/1/2025	7,999,725
5,845,387		Hyland Software, Inc., Term Loan—1st Lien, 5.299% (1-month USLIBOR +3.500%), 7/1/2024	5,886,948
6,000,000		Hyland Software, Inc., Term Loan—2nd Lien, 8.799% (1-month USLIBOR +7.000%), 7/10/2025	6,093,750
3,053,780		Infor US, Inc., Term Loan—1st Lien, 4.694% (3-month USLIBOR +2.750%), 2/1/2022	3,071,782
3,738,842		Inovalon Holdings, Inc., Term Loan—1st Lien, 5.250% (1-month USLIBOR +3.500%), 4/2/2025	3,766,883
2,170,335		Ivanti Software, Inc., Term Loan—1st Lien, 5.970% (1-month USLIBOR +4.250%), 1/20/2024	2,175,533
6,887,323		Kronos, Inc., Term Loan—1st Lien, 4.909% (3-month USLIBOR +3.000%), 11/1/2023	6,931,471
3,500,000		Kronos, Inc., Term Loan—2nd Lien, 10.159% (3-month USLIBOR +8.250%), 11/1/2024	3,583,125
1,500,000		Landesk Software Group, Inc., Term Loan—2nd Lien, 10.720% (1-month USLIBOR +9.000%), 1/23/2025	1,479,375
718,615		Microchip Technology, Inc., Term Loan—1st Lien, 3.800% (1-month USLIBOR +2.000%), 5/29/2025	723,781
1,000,000		MLN US Holdco LLC, Term Loan—2nd Lien, 10.441% (1-month USLIBOR +8.750%), 11/30/2026	766,665
3,990,000		NCR Corp., Term Loan—1st Lien, 4.300% (1-month USLIBOR +2.500%), 8/28/2026	4,039,875
3,905,088		NeuStar, Inc., Term Loan—1st Lien, 5.299% (1-month USLIBOR +3.500%), 8/8/2024	3,613,671
2,000,000		Nexus Buyer LLC, Term Loan—1st Lien, 5.460% (1-month USLIBOR +3.750%), 11/8/2026	2,016,250
1,384,426		ON Semiconductor Corp., Term Loan—1st Lien, 3.799% (1-month USLIBOR +2.000%), 9/19/2026	1,395,937
2,353,902		Optiv Security, Inc., Term Loan—1st Lien, 5.049% (1-month USLIBOR +3.250%), 2/1/2024	2,065,549
2,000,000		Optiv Security, Inc., Term Loan—2nd Lien, 9.049% (1-month USLIBOR +7.250%), 2/1/2025	1,320,000
2,985,000		Project Alpha Intermediate Holding, Inc., Term Loan—1st Lien, 6.240% (3-month USLIBOR +4.250%), 4/26/2024	3,016,089
4,987,500		Project Boost Purchaser, LLC, Term Loan—1st Lien, 5.299% (1-month USLIBOR +3.500%), 5/30/2026	5,017,899
2,955,000		Project Deep Blue Holdings LLC, Term Loan—1st Lien, 5.042% (3-month USLIBOR +3.250%), 2/12/2025	2,976,424
3,955,025		Project Leopard Holdings, Inc., Term Loan—1st Lien, 6.049% (1-month USLIBOR +4.250%), 7/7/2023	3,984,688
6,837,693		Rackspace Hosting, Inc., Term Loan—1st Lien, 4.902% (3-month USLIBOR +3.000%), 11/3/2023	6,660,596
1,937,708		RL Merger Subsidiary, Inc., Term Loan—1st Lien, 5.049% (1-month USLIBOR +3.250%), 5/30/2025	1,932,864
2,000,000		RL Merger Subsidiary, Inc., Term Loan—2nd Lien, 8.799% (1-month USLIBOR +7.000%), 5/29/2026	1,880,000
1,940,000		RP Crown Parent LLC, Term Loan—1st Lien, 4.554% (1-month USLIBOR +2.750%), 10/12/2023	1,955,772
2,992,500		S2P Acquisition Borrower, Inc., Term Loan—1st Lien, 5.799% (1-month USLIBOR +4.000%), 8/14/2026	3,009,961
796,541		Sabre GLBL, Inc., Term Loan—1st Lien, 3.799% (1-month USLIBOR +2.000%), 2/22/2024	802,129
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$1,980,000		Severin Acquisition LLC, Term Loan—1st Lien, 4.893% (3-month USLIBOR +3.000%), 8/1/2025	$1,974,426
5,000,000		Star Merger Sub, Inc., Term Loan—1st Lien, 6.792% (1-month USLIBOR +5.000%), 2/8/2026	5,050,000
5,376,403		Tempo Acquisition LLC, Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.750%), 5/1/2024	5,417,855
5,291,913		Tibco Software, Inc., Term Loan—1st Lien, 5.710% (1-month USLIBOR +4.000%), 7/3/2026	5,322,527
2,985,000		Trade Me Group Ltd., Term Loan—1st Lien, 6.194% (3-month USLIBOR +4.250%), 5/1/2026	2,999,925
5,839,064		Trans Union LLC, Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 11/13/2026	5,869,924
2,493,750		Ultimate Software Group, Inc., Term Loan—1st Lien, 5.549% (1-month USLIBOR +3.750%), 5/3/2026	2,513,625
		TOTAL	161,210,736
		Transportation Services—0.6%
4,000,000		Genesee & Wyoming, Inc., Term Loan—1st Lien, 3.176% (1-month USLIBOR +2.000%), 12/30/2026	4,043,560
3,000,000		Hercules Merger Sub LLC, Term Loan—1st Lien, 4.441% (1-month USLIBOR +2.750%), 11/1/2026	3,030,840
		TOTAL	7,074,400
		Utility - Electric—1.0%
3,623,022		Calpine Construction Finance Co., Term Loan—1st Lien, 4.299% (1-month USLIBOR +2.500%), 1/15/2025	3,645,213
3,980,000		Calpine Corp., Term Loan—1st Lien, 4.200% (3-month USLIBOR +2.250%), 4/5/2026	4,008,855
249,375		Calpine Corp., Term Loan—1st Lien, 4.299% (1-month USLIBOR +2.500%), 8/12/2026	251,227
714,519		Vistra Operations Co., LLC, Term Loan—1st Lien, 3.487% (1-month USLIBOR +1.750%), 12/31/2025	719,795
2,995,481		Vistra Operations Co., LLC, Term Loan—1st Lien, 3.549% (1-month USLIBOR +1.750%), 12/31/2025	3,017,603
		TOTAL	11,642,693
		Wireless Communications—0.9%
1,000,000		Iridium Satellite LLC, Term Loan—1st Lien, 5.549% (1-month USLIBOR +3.750%), 11/4/2026	1,014,065
5,805,381		Sprint Communications, Inc., Term Loan—1st Lien, 4.312% (1-month USLIBOR +2.500%), 2/3/2024	5,764,743
3,465,000		Sprint Communications, Inc., Term Loan—1st Lien, 4.813% (1-month USLIBOR +3.000%), 2/3/2024	3,455,610
		TOTAL	10,234,418
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $982,395,565)	968,652,505
		EXCHANGE-TRADED FUNDS—6.4%
1,295,000		Invesco Senior Loan ETF	29,551,900
960,000		SPDR Blackstone/GSO Senior Loan ETF	44,716,800
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $73,407,963)	74,268,700
		INVESTMENT COMPANY—10.4%
120,662,690		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.75%[2] (IDENTIFIED COST $120,685,528)	120,686,822
		TOTAL INVESTMENT IN SECURITIES—102.3% (IDENTIFIED COST $1,198,290,315)[3]	1,186,075,887
		OTHER ASSETS AND LIABILITIES - NET—(2.3)%[4]	(26,167,593)
		TOTAL NET ASSETS—100%	$1,159,908,294
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2019	104,928,764
Purchases/Additions	246,281,235
Sales/Reductions	(230,547,309)
Balance of Shares Held 12/31/2019	120,662,690
Value	$120,686,822
Change in Unrealized Appreciation/Depreciation	$(10,062)
Net Realized Gain/(Loss)	$245
Dividend Income	$1,431,704
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $1,197,044,148.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$22,467,860	$—	$22,467,860
Floating Rate Loans	—	968,652,505	—	968,652,505
Exchange-Traded Funds	74,268,700	—	—	74,268,700
Investment Company	120,686,822	—	—	120,686,822
TOTAL SECURITIES	$194,955,522	$991,120,365	$—	$1,186,075,887
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2019	Year Ended June 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.83	$10.02	$10.12	$9.90	$10.12	$10.22
Income From Investment Operations:
Net investment income (loss)	0.27	0.59	0.53	0.49	0.49	0.46
Net realized and unrealized gain (loss)	0.01	(0.20)	(0.10)	0.22	(0.22)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.39	0.43	0.71	0.27	0.36
Less Distributions:
Distributions from net investment income	(0.26)	(0.58)	(0.53)	(0.49)	(0.49)	(0.46)
Net Asset Value, End of Period	$9.85	$9.83	$10.02	$10.12	$9.90	$10.12
Total Return[1]	2.91%	4.02%	4.32%	7.31%	2.76%	3.62%
Ratios to Average Net Assets:
Net expenses	0.06%[2]	0.06%	0.05%	0.08%	0.09%	0.09%
Net investment income	5.42%[2]	5.98%	5.27%	4.90%	5.02%	4.60%
Expense waiver/reimbursement[3]	—%	—%	—%	0.00%[4]	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,159,908	$1,043,884	$927,849	$793,870	$589,045	$577,804
Portfolio turnover	11%	38%	31%	39%	41%	52%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $120,686,822 of investment in an affiliated holding* (identified cost $1,198,290,315)		$1,186,075,887
Cash		2,975,307
Income receivable		4,951,223
Income receivable from an affiliated holding		208,414
Receivable for investments sold		8,211,333
Receivable for shares sold		250,000
TOTAL ASSETS		1,202,672,164
Liabilities:
Payable for investments purchased	$39,543,619
Income distribution payable	2,958,997
Accrued expenses (Note 5)	261,254
TOTAL LIABILITIES		42,763,870
Net assets for 117,735,866 shares outstanding		$1,159,908,294
Net Assets Consist of:
Paid-in capital		$1,191,679,283
Total distributable earnings (loss)		(31,770,989)
TOTAL NET ASSETS		$1,159,908,294
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,159,908,294 ÷ 117,735,866 shares outstanding, no par value, unlimited shares authorized		$9.85
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2019 (unaudited)
Investment Income:
Interest		$27,465,381
Dividends (including $1,431,704 received from an affiliated holding*)		2,782,633
TOTAL INCOME		30,248,014
Expenses:
Custodian fees	$17,210
Transfer agent fee	36,163
Directors'/Trustees' fees (Note 5)	4,179
Auditing fees	18,450
Legal fees	4,987
Portfolio accounting fees	208,227
Share registration costs	293
Printing and postage	8,090
Miscellaneous (Note 5)	12,635
TOTAL EXPENSES	310,234
Net investment income		29,937,780
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized gain of $245 on sales of investments in an affiliated holding*)		(7,334,169)
Realized gain distribution from affiliated investment company shares		415
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(10,062) on investments in an affiliated holding*)		9,715,661
Net realized and unrealized gain (loss) on investments		2,381,907
Change in net assets resulting from operations		$32,319,687
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 12/31/2019	Year Ended 6/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,937,780	$59,133,786
Net realized loss	(7,333,754)	(4,095,952)
Net change in unrealized appreciation/depreciation	9,715,661	(18,980,173)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,319,687	36,057,661
Distributions to Shareholders	(29,215,603)	(57,940,154)
Share Transactions:
Proceeds from sale of shares	203,043,871	405,223,649
Net asset value of shares issued to shareholders in payment of distributions declared	10,097,776	20,245,624
Cost of shares redeemed	(100,221,089)	(287,552,131)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	112,920,558	137,917,142
Change in net assets	116,024,642	116,034,649
Net Assets:
Beginning of period	1,043,883,652	927,849,003
End of period	$1,159,908,294	$1,043,883,652
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2019 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 12/31/2019	Year Ended 6/30/2019
Shares sold	20,790,562	40,689,105
Shares issued to shareholders in payment of distributions declared	1,031,119	2,040,130
Shares redeemed	(10,238,986)	(29,138,500)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	11,582,695	13,590,735
4. FEDERAL TAX INFORMATION
At December 31, 2019, the cost of investments for federal tax purposes was $1,197,044,148. The net unrealized depreciation of investments for federal tax purposes was $10,968,261. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,956,386 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,924,647.
As of June 30, 2019, the Fund had a capital loss carryforward of $13,910,905 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,832,127	$12,078,778	$13,910,905
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2019, were as follows:
Purchases	$216,264,162
Sales	$109,199,365
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2019, the Fund had no outstanding loans. During the six months ended December 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2019, there were no outstanding loans. During the six months ended December 31, 2019, the program was not utilized.
9. subsequent event
Effective on or about August 31, 2020, the name of the Trust and Fund will change to Federated Hermes Core Trust and Bank Loan Core Fund, respectively.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,029.10	$0.31
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.80	$0.31
1	Expenses are equal to the Fund's annualized net expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year-period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Bank Loan Core Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated Funds and a limited number of other accredited investors.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, the Adviser or its affiliates (collectively, “Federated”) may receive compensation for managing assets invested in the Fund.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute trades for funds advised by Federated (each, a “Federated Fund”). The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without
Semi-Annual Shareholder Report

management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the three-year and five-year periods and underperformed its benchmark index for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates
Semi-Annual Shareholder Report

frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Bank Loan Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804

Q450803 (2/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date February 21, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 21, 2020